Portfolio of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 3,340,732.3	$ 44,312.6	₨ 2,617,505.3
Gross Unrealized Gains	68,285.4	905.8	27,846.4
Gross Unrealized Losses	2,728.5	36.2	12,003.3
Fair Value	3,406,289.2	45,182.2	2,633,348.4
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,213,339.7		2,577,245.6
Gross Unrealized Gains	66,538.4		27,680.1
Gross Unrealized Losses	2,578.5		11,880.7
Fair Value	3,277,299.6	$ 43,471.3	2,593,045.0
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,637,464.4		2,147,934.6
Gross Unrealized Gains	52,630.0		21,881.4
Gross Unrealized Losses	1,491.6		9,834.9
Fair Value	2,688,602.8		2,159,981.1
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	177,055.9		144,633.7
Gross Unrealized Gains	11,337.7		4,864.6
Gross Unrealized Losses	0.0		475.7
Fair Value	188,393.6		149,022.6
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,367.0		7,201.6
Gross Unrealized Gains	48.4		3.3
Gross Unrealized Losses	0.0		0.0
Fair Value	8,415.4		7,204.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	360,741.5		273,550.7
Gross Unrealized Gains	2,309.5		899.9
Gross Unrealized Losses	677.3		1,563.8
Fair Value	362,373.7		272,886.8
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,710.9		3,925.0
Gross Unrealized Gains	212.8		30.9
Gross Unrealized Losses	409.6		6.3
Fair Value	29,514.1		3,949.6
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37.3		56.3
Gross Unrealized Gains	0.8		1.0
Gross Unrealized Losses	0.0		0.4
Fair Value	38.1		56.9
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	125,931.2		38,827.1
Gross Unrealized Gains	1,746.0		165.0
Gross Unrealized Losses	150.0		122.2
Fair Value	127,527.2		38,869.9
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,424.1		1,376.3	[1]
Gross Unrealized Gains	0.2		0.3	[1]
Gross Unrealized Losses	0.0		0.0	[1]
Fair Value	1,424.3		1,376.6	[1]
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	300,932.1		799,718.5
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 3,105,357.1		₨ 1,833,629.9

[1]	The Bank adopted ASU 2016-01 and ASU 2018-03 as of April 1, 2018, resulting in a cumulative effect adjustment from AOCI to retained earnings for net unrealized gains on marketable equity securities AFS. The available-for sale category was eliminated for equity securities amortized cost Rs. 855.6 million and carrying value Rs. 1,267.7 million effective April 1, 2018.